Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

April 17, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Infinity Core Alternative Fund (File Nos. 333- ____; 811-22923); (the “Fund” or the “Registrant”)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is the registration statement of the Fund on Form N-2 (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “Securities Act”), and the applicable rules thereunder. On the basis of the facts set forth below, we are requesting selective review of the Registration Statement pursuant to Securities Act Release No. 33-6510.

The Registration Statement is being made because the shelf-registration of the shares of beneficial interest (“Shares”) of the Fund is set to expire on April 18, 2017 pursuant to Rule 415 of the Securities Act. The prospectus and statement of additional information (“SAI”) relating to the Registration Statement are substantially similar to the Fund’s POS 8C and 497(c) filing made on July 26, 2016 and August 2, 2016, respectively. The Registrant’s filings addressed comments resulting from the staff’s review of the Registrant’s post-effective registration statement filed on June 23, 2016. The differences between the Registration Statement and the Fund’s 497 filing include the inclusion of the Fund’s unaudited semi-annual report for the period ended September 30, 2016 and other non-substantive changes, including those that relate to certain items required by Form N-2 to be updated within 30 days of the filing of a registration statement, i.e., disclosure of information regarding control persons of the Fund.

In addition, the prospectus and SAI relating to the Registration Statement are substantially similar to the Fund’s registration statement filing made on Form N-2 on April 15, 2014 (the “2014 N-2 Filing”) in connection with the shelf registration of the Shares of the Fund. The differences between the Registration Statement and the 2014 N-2 Filing include the removal of Registered Fund Solutions, LLC as Platform Manager to the Fund and other non-substantive changes.

Therefore, the Registration Statement is substantially similar to filings previously reviewed by the SEC staff and, as described above, is being made for the sole purpose of avoiding the shelf-registration expiration of the Shares of the Fund. As a result, we are requesting that the staff determine not to review the Registrant’s filing based on the non-substantive nature and limited extent of the changes.

Questions and comments may be directed to the undersigned at (215) 988-3307 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours,

/s/ Jillian L. Bosmann

Jillian L. Bosmann

cc:           Joshua B. Deringer